Schedule of investments
Delaware VIP Global Value Equity (formerly, Delaware Ivy VIP Global Equity Income Fund)
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 96.25%Δ
Denmark − 3.62%
Novo Nordisk Class B	78,390	$ 7,809,040
		7,809,040
France − 10.55%
Air Liquide	62,470	7,140,266
Danone	127,510	6,029,353
Orange	434,220	3,927,319
Sodexo	75,380	5,661,067
		22,758,005
Germany − 8.56%
adidas AG	42,960	4,938,735
Fresenius Medical Care AG & Co.	114,580	3,228,064
Knorr-Bremse	75,810	3,255,528
SAP	86,350	7,037,108
		18,459,435
Japan − 6.18%
Asahi Group Holdings	100,200	3,123,843
Kao	149,700	6,091,347
Makita	119,400	2,316,998
Seven & i Holdings	45,000	1,807,652
		13,339,840
Netherlands − 3.62%
Koninklijke Ahold Delhaize	306,830	7,815,404
		7,815,404
Norway − 0.00%
Aker BP *	0	6
		6
South Africa − 0.00%
Thungela Resources	1	19
		19
Spain − 3.87%
Amadeus IT Group †	179,940	8,342,494
		8,342,494
Sweden − 5.12%
Essity Class B	221,720	4,380,477
H & M Hennes & Mauritz Class B *	303,930	2,809,864
Securitas Class B *	554,190	3,847,208
		11,037,549
Switzerland − 9.91%
Nestle	90,300	9,766,606
Roche Holding	18,840	6,133,038
Swatch Group	24,410	5,482,449
		21,382,093
United Kingdom − 11.99%
Diageo	184,030	7,746,472
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Intertek Group	83,640	$ 3,431,672
Smith & Nephew	680,970	7,860,291
Unilever	155,060	6,813,314
		25,851,749
United States − 32.83%
Clorox	61,430	7,886,998
Conagra Brands	185,820	6,063,307
Henry Schein †	126,350	8,310,039
Ingredion	78,290	6,303,911
Kimberly-Clark	68,090	7,662,848
Lamb Weston Holdings	122,270	9,461,252
Merck & Co.	114,960	9,900,355
Otis Worldwide	32,880	2,097,744
Parker-Hannifin	9,370	2,270,445
Pfizer	152,710	6,682,590
Visa Class A *	23,520	4,178,328
		70,817,817
Total Common Stocks (cost $264,930,433)		207,613,451

Exchange-Traded Fund – 2.82%
Vanguard S&P 500 ETF	18,540	6,086,682
Total Exchange-Traded Fund (cost $7,034,487)		6,086,682

Rights – 0.43%
Sweden − 0.43%
Securitas Class B †	2,216,760	924,845
Total Rights (cost $1,325,123)		924,845

Short-Term Investments – 0.99%
Money Market Mutual Funds – 0.99%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	535,965	535,965
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	535,965	535,965
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	535,965	535,965
NQ-IV083 [9/22] 11/22 (2605231)    1

Schedule of investments
Delaware VIP Global Value Equity (formerly, Delaware Ivy VIP Global Equity Income Fund)   (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	535,965	$ 535,965
Total Short-Term Investments (cost $2,143,860)		2,143,860
Total Value of Securities Before Securities Lending Collateral−100.49% (cost $275,433,903)		216,768,838

Securities Lending Collateral – 3.54%
Money Market Mutual Fund − 3.54%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	7,631,718	7,631,718
Total Securities Lending Collateral (cost $7,631,718)		7,631,718
Total Value of Securities−104.03% (cost $283,065,621)		$224,400,556■
Obligation to Return Securities Lending Collateral — (3.54%)	(7,631,718)
Liabilities Net of Receivables and Other Assets — (0.49%)	(1,056,402)
Net Assets Applicable to 57,084,003 Shares Outstanding — 100.00%	$215,712,436
Δ	Securities have been classified by country of risk.
*	Fully or partially on loan.
†	Non-income producing security.
■	Includes $10,831,228 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $4,381,990.
Summary of abbreviations:
AG – Aktiengesellschaft
ETF – Exchange-Traded Fund
S&P – Standard & Poor’s Financial Services LLC

2    NQ-IV083 [9/22] 11/22 (2605231)